LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
LONG-TERM INVESTMENTS

11. LONG-TERM INVESTMENTS

The Company’s long-term investments consist of cost method investment and equity method investments.

Cost method investment

On September 20, 2018, Blue Hat Fujian formed a joint venture with Fujian Jin Ge Tie Ma Information Technology Co., Ltd., contributing a 20.0% equity interest in Xiamen Blue Wave Technology Co. Ltd. (“Xiamen Blue Wave”), a PRC company. The ownership percentage diluted to 15.0% upon other shareholders contributed additional investment into Xiamen Blue Wave in December 2018. As the Company did not have significant influence over the investee, the investment in Xiamen Blue Wave was accounted for using the cost method. As of December 31, 2023, 2022 and 2021, the carrying value of cost method investment in Xiamen Blue Wave was $1,694,269, $1,722,999 and $1,882,146 respectively.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. Impairment is recognized when a decline in fair value is determined to be other-than- temporary. No event suggests an indication for impairment; thus, the Company did not record any impairment for its investments for the years ended December 31, 2023, 2022 and 2021.